Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Dec. 31, 2017
Net Sales	$ 2,772,009	$ 489,080	$ 1,960,688	$ 10,025,144	$ 3,201,967	$ 4,565,652	$ 1,294,861
Cost of Goods Sold, includes depreciation and amortization of $771,463, $97,219 $2,108,269 and $266,321, $506,159 $66,405 and $141,575, respectively, and federal excise taxes of $138,529, $44,663, $374,132, and $327,492, $406,255, $194,003, and $132,294, respectively	3,662,196	580,166	1,667,614	12,286,591	2,960,262	4,795,346	1,303,586
Gross Margin	(890,187)	(91,086)	293,074	(2,261,447)	241,705	(229,694)	(8,725)
Operating Expenses
Selling and marketing	238,439	387,660	585,294	748,014	967,465	1,414,399	759,053
Corporate general and administrative	730,991	813,723	589,983	2,784,984	2,214,560	3,385,096	2,154,498
Employee salaries and related expenses	846,724	847,729	914,258	2,898,932	2,523,468	3,855,167	1,046,667
Depreciation and amortization expense	(56,247)	28,387	5,853	848,995	63,157	96,302	7,285
Total operating expenses	1,759,907	2,077,499	2,095,388	7,280,925	5,768,650	8,750,964	3,967,503
Loss from Operations	(2,650,094)	(2,168,585)	(1,802,314)	(9,542,372)	(5,526,945)	(8,980,658)	(3,976,228)
Other (Expenses)
Gain on bargain purchase		1,599,161			1,599,161
Loss on purchase						(2,118,154)
Loss on vendor notes receivable foreclosure							(1,279,921)
Interest (income)/expense	(214,328)	(43,118)	5,086	(607,710)	(46,022)	(610,600)	(532,752)
(Loss) before Income Taxes	(2,864,422)	(612,542)	(1,797,228)	(10,150,082)	(3,973,806)	(11,709,412)	(5,788,901)
Provision for Income Taxes
Net (Loss)	$ (2,864,422)	$ (612,542)	$ (1,797,228)	$ (10,150,082)	$ (3,973,806)	$ (11,709,412)	$ (5,788,901)
Basic and fully diluted:
Weighted average number of shares outstanding	45,767,635	34,247,599	26,045,890	45,267,036	32,372,165	33,601,569	19,279,601
(Loss) per share	$ (0.06)	$ (0.02)	$ (0.07)	$ (0.22)	$ (0.12)	$ (0.35)	$ (0.30)
Ammunition Sales [Member]
Net Sales	$ 1,246,414	$ 489,080	$ 1,960,688	$ 3,703,669	$ 3,201,967	$ 3,985,574	$ 1,294,861
Casing Sales [Member]
Net Sales	$ 1,525,595			$ 6,321,475		$ 580,078